SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of allowance for doubtful accounts

The table below presents the movement of allowance for receivables from customers for the year ended December 31, 2024 and 2025.

	2024	2025
	US$	US$
Balance as of January 1,	991,286	15,284,002
Additional/(Reversal)	14,292,716	(1,777,415)
Write-off	—	(8,456,086)
Balance as of December 31,	15,284,002	5,050,501

Schedule of estimated useful lives of property, plant and equipment	Depreciation is calculated on a straight‑line basis over the following estimated useful lives:

Electronic equipment	3 years
Office equipment	5-14.25 years
Software	3-5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets